Shareholder Report, Average Annual Return (Details) 197305_Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF_TF_TSR Annual {TF}	12 Months Ended	52 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF NAV
Average Annual Return, Percent	19.54%	11.44%
Metaurus US Large Cap Dividend Multiplier Index - Series 400 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Metaurus US Large Cap Dividend Multiplier Index - Series 400
Average Annual Return, Percent	19.65%	11.87%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	12.53%